UNITED SATATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                     MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 43 Highlander Drive
                   Scotch Plains, NJ 07076

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             43 Highlander Drive
                             Scotch Plains, NJ 07076

          Registrants telephone number: 1-800-318-7969

          Date of fiscal year end: December 31

          Reporting period:  July 1, 2012 through June 30, 2013





                             PROXY VOTING RECORD

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MH Elite Fund of Funds
----------------------


Artisan Mid Cap Value Inv


Exchange Ticker Symbol:   ARTQX          CUSIP: 04314H709


Shareholder Meeting Date: 11/29/12


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To election of Directors                    X                 For       For

Amendment of certain Fundamental            X                 For       For
investment restrictions of the Funds

Amendment and restatement of the            X                 For       For
Amended and Restated Articles of
Incorporation of the Corporation.

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Fidelity Select Consumer Staples


Exchange Ticker Symbol:   FDFAX          CUSIP: 31690848


Shareholder Meeting Date: 5/14/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect a Board of Trustees                X                 For       For

to approve a management contract between    X                 For       For
the fund and Fidelity SelectCo, LLC.

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LKCM Equity I


Exchange Ticker Symbol:   LKEQX          CUSIP: 501885206


Shareholder Meeting Date: 2/21/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect Trustees of the Trust              X                 For       For

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Scout Mid Cap


Exchange Ticker Symbol:   UMBMX          CUSIP: 81063U206


Shareholder Meeting Date: 4/5/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect Trustees of the Trust              X                 For       For

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MH Elite Select Portfolio of Funds
----------------------------------


Harbor International I


Exchange Ticker Symbol:   HAINX          CUSIP: 81063U206


Shareholder Meeting Date: 6/25/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

A proposal to approve a new advisory        X                 For       For
agreement between each Harbor Fund
(each, a "Fund" and, collectively,
the "Funds") and Harbor Capital
Advisors, Inc., each Fund's current
investment adviser ("Harbor Capital"),
as a result of a proposed transaction
involving the sale of Harbor
Capital's parent company.


A proposal to approve an Amended and        X                 For       For
Restated Agreement and Declaration
of Trust for Harbor Funds.

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OPPENHEIMER DEVELOPING MARKETS Y


Exchange Ticker Symbol:   ODVYX          CUSIP: 683974505



Shareholder Meeting Date: 6/21/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect Board Members                     X                 For       For

To approve changes in, or the removal      X                 For       For
of, certain fundamental
policies/investment objectives.

To approve an Agreement and Plan of        X                 For       For
Reorganization that provides for the
reorganization of each Fund that is a
Maryland corporation or a Massachusetts
business trust, as applicable, into a
Delaware statutory trust:

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OPPENHEIMER INTERNATIONAL GROWTH Y


Exchange Ticker Symbol:   OIGYX          CUSIP: 68380L407



Shareholder Meeting Date: 6/21/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect Board Members                     X                 For       For

To approve changes in, or the removal      X                 For       For
of, certain fundamental
policies/investment objectives.

To approve an Agreement and Plan of        X                 For       For
Reorganization that provides for the
reorganization of each Fund that is a
Maryland corporation or a Massachusetts
business trust, as applicable, into a
Delaware statutory trust:


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WESTCORE INTERNATIONAL SMALL CAP


Exchange Ticker Symbol:   WTIFX          CUSIP: 957904550


Shareholder Meeting Date: 10/17/12


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect seven Trustees to serve on the     X                 For       For
Board of Trustees until their
resignation, retirement, death or
removal or until their respective
successors are duly elected and
qualified
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MH Elite Income Fund of Funds
----------------------------------


LOOMIS SAYLES BOND I


Exchange Ticker Symbol:   LSBDX          CUSIP: 543495840


Shareholder Meeting Date: 3/18/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect Trustees for Natixis Funds         X                 For       For
Trust I, Natixis Funds Trust II,
Natixis Funds Trust IV, Loomis Sayles
Funds I, Loomis Sayles Funds II,
Hansberger International Series and
Gateway Trust, with each Trust voting
separately

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY Y

Exchange Ticker Symbol:   NELYX          CUSIP: 543487326


Shareholder Meeting Date: 3/18/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To elect Trustees for Natixis Funds         X                 For       For
Trust I, Natixis Funds Trust II,
Natixis Funds Trust IV, Loomis Sayles
Funds I, Loomis Sayles Funds II,
Hansberger International Series and
Gateway Trust, with each Trust voting
separately

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SCOUT CORE PLUS BOND FUND I

Exchange Ticker Symbol:   SCPZXX          81063U818


Shareholder Meeting Date: 4/5/13


                                                Proposed by
Proposal                                         Security   MH Elite   Mgmt
                                         Issuer   Holder     Voted     Recd
---------------------------------------  ------  --------  ---------   ----

To Elect Trustees of the Trust              X                 For       For


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                                 SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)    /s/ Harvey Merson

                                Harvey Merson
                                Chief Executive Officer


Date: July 8, 2014